FAIR VALUE MEASUREMENTS AND DERIVATIVE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Schedule of liabilities carried at fair value measured on a recurring basis

	Level 1	Level 2	Level 3	Total
Derivative liabilities	$—	$—	$383,581	$383,581

Schedule of reconciliation of beginning and ending balances for financial instruments carried at fair value measured on a recurring basis

Derivative liabilities as of December 31, 2014	$—
Additions to derivative liabilities for convertible debt conversion features and interest	359,988
Loss on revaluation of derivative liabilities during the year	23,593
Derivative liabilities as of December 31, 2015	383,581
Additions to derivative liabilities for convertible debt conversion features	557,000
Additions for modifications of note payable to Sláinte Ventures	686,612
Reductions due to conversions or repayments of convertible debt	(3,317,986)
Loss on revaluation of derivative liabilities during the year	1,690,793
Derivative liabilities as of December 31, 2016	$—